Financial instruments - additional disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Disclosure of financial assets
Financial assets

($ millions)	2023	2022
Long-term note receivable and other financial assets measured at amortized cost	161	—
Long-term financial investments measured at FVOCI(1)	147	88
Long-term financial investments measured at FVPL	1	20
Long-term receivables from customers	126	119
Non-current minimum lease payments from finance lease agreements	38	38
Long-term loans, VAT receivables, advances and security deposits	44	22
Total financial assets	517	287
(1) Includes $11 million of Long-term convertible notes due from an associated company as of December 31, 2023. Refer to Note 24 for additional information.
The below table provides detail related to financial instruments as of December 31, 2023 and December 31, 2022.

($ millions)	Note	2023	2022
Cash and cash equivalents
Cash in current accounts		270	281
Cash held in time deposits and money market funds		824	699
Total cash and cash equivalents		1,094	980
Financial assets - measured at fair value through other comprehensive income ("FVOCI")
Long-term financial investments	11	147	88
Total financial assets - measured at FVOCI		147	88
Financial assets - measured at amortized cost(1)
Trade receivables	13	1,770	1,673
Income tax receivables		34	13
Other current assets (excluding prepaid expenses and other current assets measured at FVPL)	14	306	303
Long-term note receivable and other financial assets	11	161	—
Long-term receivables from customers	11	126	119
Non-current minimum lease payments from finance lease agreements	11	38	38
Long-term loans, VAT receivables, advances and security deposits	11	44	22
Total financial assets - measured at amortized cost		2,479	2,168
Financial assets - measured at fair value through profit and loss ("FVPL")
Deferred compensation assets	11	163	139
Current portion of long-term financial investments	14	7	—
Derivative financial instruments	14	2	8
Long-term financial investments	11	1	20
Total financial assets - measured at FVPL		173	167
Total financial assets		3,893	3,403
Financial liabilities - measured at amortized cost or cost(1)
Current financial liabilities
Financial debts	16	135	97
Lease liabilities	15	71	71
Trade payables		811	861
Total current financial liabilities - measured at amortized cost or cost		1,017	1,029
Non-current financial liabilities
Financial debts	16	4,594	4,541
Lease liabilities	15	335	359
Total non-current financial liabilities - measured at amortized cost or cost		4,929	4,900
Total financial liabilities - measured at amortized cost or cost		5,946	5,929
Financial liabilities - measured at FVPL
Contingent consideration liabilities	18	90	98
Derivative financial instruments	16	10	10
Total financial liabilities - measured at FVPL		100	108
Total financial liabilities		6,046	6,037
Net financial assets and financial liabilities		(2,153)	(2,634)
(1) The carrying amount is a reasonable approximation of fair value, with the exception of the Series 2026, 2028, 2029, 2030, 2032, 2049 and 2052 Notes recorded in Non-current financial debts with a fair value of $4,347 million and carrying value of $4,566 million as of December 31, 2023 and a fair value of $4,145 million and carrying value of $4,541 million as of December 31, 2022. The fair value of notes was determined using Level 2 inputs. The notes were valued using a quoted market price for such notes, which have low trading volumes.

Disclosure of financial liabilities
The below table provides detail related to financial instruments as of December 31, 2023 and December 31, 2022.

($ millions)	Note	2023	2022
Cash and cash equivalents
Cash in current accounts		270	281
Cash held in time deposits and money market funds		824	699
Total cash and cash equivalents		1,094	980
Financial assets - measured at fair value through other comprehensive income ("FVOCI")
Long-term financial investments	11	147	88
Total financial assets - measured at FVOCI		147	88
Financial assets - measured at amortized cost(1)
Trade receivables	13	1,770	1,673
Income tax receivables		34	13
Other current assets (excluding prepaid expenses and other current assets measured at FVPL)	14	306	303
Long-term note receivable and other financial assets	11	161	—
Long-term receivables from customers	11	126	119
Non-current minimum lease payments from finance lease agreements	11	38	38
Long-term loans, VAT receivables, advances and security deposits	11	44	22
Total financial assets - measured at amortized cost		2,479	2,168
Financial assets - measured at fair value through profit and loss ("FVPL")
Deferred compensation assets	11	163	139
Current portion of long-term financial investments	14	7	—
Derivative financial instruments	14	2	8
Long-term financial investments	11	1	20
Total financial assets - measured at FVPL		173	167
Total financial assets		3,893	3,403
Financial liabilities - measured at amortized cost or cost(1)
Current financial liabilities
Financial debts	16	135	97
Lease liabilities	15	71	71
Trade payables		811	861
Total current financial liabilities - measured at amortized cost or cost		1,017	1,029
Non-current financial liabilities
Financial debts	16	4,594	4,541
Lease liabilities	15	335	359
Total non-current financial liabilities - measured at amortized cost or cost		4,929	4,900
Total financial liabilities - measured at amortized cost or cost		5,946	5,929
Financial liabilities - measured at FVPL
Contingent consideration liabilities	18	90	98
Derivative financial instruments	16	10	10
Total financial liabilities - measured at FVPL		100	108
Total financial liabilities		6,046	6,037
Net financial assets and financial liabilities		(2,153)	(2,634)
(1) The carrying amount is a reasonable approximation of fair value, with the exception of the Series 2026, 2028, 2029, 2030, 2032, 2049 and 2052 Notes recorded in Non-current financial debts with a fair value of $4,347 million and carrying value of $4,566 million as of December 31, 2023 and a fair value of $4,145 million and carrying value of $4,541 million as of December 31, 2022. The fair value of notes was determined using Level 2 inputs. The notes were valued using a quoted market price for such notes, which have low trading volumes.

Disclosure of fair value measurement of assets
The following tables summarize financial assets and liabilities measured at fair value on a recurring basis or at amortized cost or cost as of December 31, 2023 and December 31, 2022.

	December 31, 2023
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	147	—	147
Long-term financial investments measured at FVPL	—	—	1	—	1
Long-term note receivable and other financial assets measured at amortized cost	—	—	—	161	161
Long-term receivables from customers	—	—	—	126	126
Deferred compensation assets(1)	163	—	—	—	163
Non-current minimum lease payments from finance lease agreements	—	—	—	38	38
Long-term loans, VAT receivables, advances and security deposits	—	—	—	44	44
Non-current financial assets	163	—	148	369	680
Current financial assets
Money market funds	84	—	—	—	84
Current portion of long-term financial investments measured at FVPL(2)	—	—	7	—	7
Current portion of long-term receivables from customers(2)	—	—	—	116	116
Current portion of minimum lease payments from finance lease agreements(2)	—	—	—	27	27
VAT receivables(2)	—	—	—	62	62
Other receivables, security deposits and current assets(2)	—	—	—	101	101
Derivative financial instruments(2)	—	2	—	—	2
Current financial assets	84	2	7	306	399
Financial assets at fair value and amortized cost or cost	247	2	155	675	1,079
Financial liabilities
Contingent consideration liabilities	—	—	(90)	—	(90)
Non-current financial debt	—	—	—	(4,594)	(4,594)
Current financial debt	—	—	—	(135)	(135)
Derivative financial instruments	—	(10)	—	—	(10)
Financial liabilities at fair value and amortized cost	—	(10)	(90)	(4,729)	(4,829)

(1)Recorded in Other non-current assets.
(2)Recorded in Other current assets.

	December 31, 2022
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	88	—	88
Long-term financial investments measured at FVPL	—	—	20	—	20
Long-term receivables from customers	—	—	—	119	119
Deferred compensation assets(1)	139	—	—	—	139
Non-current minimum lease payments from finance lease agreements	—	—	—	38	38
Long-term loans, advances and security deposits	—	—	—	22	22
Non-current financial assets	139	—	108	179	426
Current financial assets
Money market funds	229	—	—	—	229
Current portion of long-term receivables from customers(2)	—	—	—	102	102
Current portion of minimum lease payments from finance lease agreements(2)	—	—	—	25	25
VAT receivables(2)	—	—	—	99	99
Other receivables, security deposits and current assets(2)	—	—	—	77	77
Derivative financial instruments(2)	—	8	—	—	8
Current financial assets	229	8	—	303	540
Financial assets at fair value and amortized cost or cost	368	8	108	482	966
Financial liabilities
Contingent consideration liabilities	—	—	(98)	—	(98)
Non-current financial debt	—	—	—	(4,541)	(4,541)
Current financial debt	—	—	—	(97)	(97)
Derivative financial instruments	—	(10)	—	—	(10)
Financial liabilities at fair value and amortized cost	—	(10)	(98)	(4,638)	(4,746)
(1)Recorded in Other non-current assets.
(2)Recorded in Other current assets.

	Long-term financial investments measured at FVOCI		Financial investments measured at FVPL
($ millions)	2023	2022	2023	2022
Balance as of January 1	88	46	20	6
Additions	67	45	13	—
(Losses) recognized in Consolidated Statement of Comprehensive Income	(2)	(2)	—	—
(Losses)/gains in Consolidated Income Statement	—	—	(5)	14
Amortization	—	—	(5)	—
Settlement	(6)	(1)	(15)	—
Balance as of December 31	147	88	8	20

Disclosure of fair value measurement of liabilities
The following tables summarize financial assets and liabilities measured at fair value on a recurring basis or at amortized cost or cost as of December 31, 2023 and December 31, 2022.

	December 31, 2023
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	147	—	147
Long-term financial investments measured at FVPL	—	—	1	—	1
Long-term note receivable and other financial assets measured at amortized cost	—	—	—	161	161
Long-term receivables from customers	—	—	—	126	126
Deferred compensation assets(1)	163	—	—	—	163
Non-current minimum lease payments from finance lease agreements	—	—	—	38	38
Long-term loans, VAT receivables, advances and security deposits	—	—	—	44	44
Non-current financial assets	163	—	148	369	680
Current financial assets
Money market funds	84	—	—	—	84
Current portion of long-term financial investments measured at FVPL(2)	—	—	7	—	7
Current portion of long-term receivables from customers(2)	—	—	—	116	116
Current portion of minimum lease payments from finance lease agreements(2)	—	—	—	27	27
VAT receivables(2)	—	—	—	62	62
Other receivables, security deposits and current assets(2)	—	—	—	101	101
Derivative financial instruments(2)	—	2	—	—	2
Current financial assets	84	2	7	306	399
Financial assets at fair value and amortized cost or cost	247	2	155	675	1,079
Financial liabilities
Contingent consideration liabilities	—	—	(90)	—	(90)
Non-current financial debt	—	—	—	(4,594)	(4,594)
Current financial debt	—	—	—	(135)	(135)
Derivative financial instruments	—	(10)	—	—	(10)
Financial liabilities at fair value and amortized cost	—	(10)	(90)	(4,729)	(4,829)

(1)Recorded in Other non-current assets.
(2)Recorded in Other current assets.

	December 31, 2022
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	88	—	88
Long-term financial investments measured at FVPL	—	—	20	—	20
Long-term receivables from customers	—	—	—	119	119
Deferred compensation assets(1)	139	—	—	—	139
Non-current minimum lease payments from finance lease agreements	—	—	—	38	38
Long-term loans, advances and security deposits	—	—	—	22	22
Non-current financial assets	139	—	108	179	426
Current financial assets
Money market funds	229	—	—	—	229
Current portion of long-term receivables from customers(2)	—	—	—	102	102
Current portion of minimum lease payments from finance lease agreements(2)	—	—	—	25	25
VAT receivables(2)	—	—	—	99	99
Other receivables, security deposits and current assets(2)	—	—	—	77	77
Derivative financial instruments(2)	—	8	—	—	8
Current financial assets	229	8	—	303	540
Financial assets at fair value and amortized cost or cost	368	8	108	482	966
Financial liabilities
Contingent consideration liabilities	—	—	(98)	—	(98)
Non-current financial debt	—	—	—	(4,541)	(4,541)
Current financial debt	—	—	—	(97)	(97)
Derivative financial instruments	—	(10)	—	—	(10)
Financial liabilities at fair value and amortized cost	—	(10)	(98)	(4,638)	(4,746)
(1)Recorded in Other non-current assets.
(2)Recorded in Other current assets.

	Contingent consideration liabilities
($ millions)	2023	2022
Balance as of January 1	(98)	(112)
Accretion for passage of time	(9)	(9)
Adjustments for changes in assumptions	17	23
Balance as of December 31	(90)	(98)